Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
AMG Chicago Equity Partners Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Chicago Equity Partners Balanced Fund (formerly Managers AMG Chicago Equity Partners Balanced Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Chicago Equity Partners Balanced Fund’s (the “Fund” or “CEP Balanced Fund”) investment objective is to achieve a high total investment return, consistent with the preservation of capital and prudent economic risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class, and Institutional Class would have been 0.59%, 0.65% and 0.59%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will ordinarily invest 50-65% of its total assets in equity securities and invests the remainder in bonds and other fixed income securities, as well as cash or cash equivalents.

The Fund will invest at least 25% of its total assets in equity securities. The equity portion of the Fund is invested primarily in a diversified portfolio of U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large- (generally determined by reference to the capitalization of companies in the Russell 1000® Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Midcap® Index) companies which will generally be listed on the New York or American Stock Exchanges or on NASDAQ and widely held among a large number of investors. As of May 31, 2013, the date of the latest reconstitution of the Indices, the range of market capitalizations for the Russell 1000® Index and Russell Midcap® Index was $1.82 billion to $422.1 billion and $1.82 billion to $21.53 billion, respectively. For equity investments, the Chicago Equity Partners, LLC (“CEP” or the “Subadvisor”) investment philosophy is based on well-established financial and behavioral theory. CEP’s innovative quantitative models combine fundamental, behavioral and sentiment factors to identify the stocks most likely to outperform their peers. We combine our quantitative models with an experienced team of industry analysts to most effectively exploit market inefficiencies with the goal of generating consistent excess returns. The result is a well-diversified portfolio of companies with attractive valuation ratios, quality balance sheets, and positive growth and momentum expectations built through a disciplined, risk controlled process.

The Fund will invest at least 25% of its total assets in fixed income securities. The fixed income portion of the Fund will invest in a wide range of domestic and foreign fixed income securities, such as bonds, including securities not based on the U.S. dollar. The majority of the Fund’s foreign investments may be in “Yankee bonds” (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below-investment grade securities (those rated below Baa/BBB by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), respectively, that CEP believes do not involve undue risk to income or principal. The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by Moody’s/S&P). Incorporating fundamental, “bottom-up” credit and market analysis, CEP invests the Fund’s assets primarily in bonds with 7- to 30- year maturities. For fixed income investments, Chicago Equity Partners follows a disciplined investment process through all market cycles combining quantitative and fundamental research with an experienced portfolio management team. The key elements of the process include sector allocation, security selection, yield curve positioning/duration management and risk management.

		The Fund may invest more than 65% of its total assets in stocks if CEP considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if CEP considers conditions in the bond market to be more favorable than those in the stock market.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Credit Risk—the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Mortgage-Related and Other Asset-Backed Securities Risk — the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad based securities market indices and to a composite index, which more accurately reflects the composition of the Fund's portfolio.

As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information of the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) in the bar chart and for periods prior to December 1, 2012 does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012.To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad based securities market indices and to a composite index, which more accurately reflects the composition of the Fund's portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/13 (Investor Class)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information of the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) in the bar chart and for periods prior to December 1, 2012 does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12.03% (2nd Quarter 2009) Worst Quarter: -9.69% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for other share classes shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for the Service Class of the Fund is November 30, 2012.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for other share classes shares will vary.
AMG Chicago Equity Partners Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	788
10 Years	rr_ExpenseExampleYear10	1,776
2004	rr_AnnualReturn2004	9.45%
2005	rr_AnnualReturn2005	4.24%
2006	rr_AnnualReturn2006	13.73%
2007	rr_AnnualReturn2007	4.63%
2009	rr_AnnualReturn2008	(18.68%)
2009	rr_AnnualReturn2009	20.06%
2010	rr_AnnualReturn2010	11.14%
2011	rr_AnnualReturn2011	6.45%
2012	rr_AnnualReturn2012	9.86%
2013	rr_AnnualReturn2013	17.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.69%)
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	12.82%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Chicago Equity Partners Balanced Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	$ 1,496
1 Year	rr_AverageAnnualReturnYear01	17.45%
5 Years	rr_AverageAnnualReturnYear05	13.12%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Chicago Equity Partners Balanced Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Chicago Equity Partners Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.78%
5 Years	rr_AverageAnnualReturnYear05	10.07%
10 Years	rr_AverageAnnualReturnYear10	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Chicago Equity Partners Balanced Fund | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	31.46%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
AMG Chicago Equity Partners Balanced Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
AMG Chicago Equity Partners Balanced Fund | Composite Index (composed of 60% Russell 1000® Index & 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
5 Years	rr_AverageAnnualReturnYear05	13.09%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	17.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012

[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class, and Institutional Class would have been 0.59%, 0.65% and 0.59%, respectively.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2015, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transactions costs, acquired fund fees and expenses, and extraordinary expenses) to 0.84% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.09%, 0.94%, and 0.84%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.
[3]	Index performance shown reflects the performance of the Index since the inception of the Fund's Service Class